Vanguard Total International Bond Index Fund Expense Example - Institutional Prospectus [Member] - Vanguard Total International Bond Index Fund - Institutional Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	$ 39